Fair Value Measurements - Note payable (Details) $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value Measurements
Settlement of note payable	$ 10,000		$ 10,000
Summary of changes in the estimated fair value
Beginning balance	7,756		7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	2,244	$ 156	2,244	$ 200
Settlement of the Note			(10,000)
Ending balance		7,756	990	7,756
Change in fair value of note payable	$ 2,244	$ 156	$ 2,244	$ 200
Weighted average discount rate
Fair Value Measurements
Measurement input		0.090		0.090
Weighted average time to repayment
Fair Value Measurements
Measurement input		0.006		0.006